GARDNER LEWIS INVESTMENT TRUST
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                 (252) 972-9922

                                  March 5, 2003


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


RE: Gardner Lewis Investment Trust (the "Trust") (File No. 33-53800 and 811-07324); on behalf of the Trust's The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, and The Chesapeake Core Growth Fund (collectively, the "Funds"), each a series of the Trust
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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the Funds do not differ from those contained in Post-Effective Amendment No. 27 to the Trust's Registration Statement on Form N-1A, which was filed electronically on February 28, 2003.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 212, or Julian G. Winters at (252) 972-9922, extension 215.


Sincerely,
Gardner Lewis Investment Trust

/s/ C. Frank Watson III
C. Frank Watson III
Secretary



CC:  Peter J. Shea, Esq.
     Parker, Poe, Adams and Bernstein L.L.P.
     Three Wachovia Center
     401 South Tryon Street, Suite 3000
     Charlotte, NC  28202